Investment in Privately Held Company	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Cost-method Investments, Description [Text Block]
7.	Investment in Privately Held Company

The Company had an original investment in a privately held Israeli-based company in the amount of $100,000. The privately held company offers surgeons and radiologists the ability to detect cancer in real time. Due to the fact that the privately held company has experienced delays in executing its business plan, the Company determined to write down the value of its investment to $65,000 at December 31, 2013. The Company further wrote down the value of its investment to $50,000 at June 30, 2015, resulting in a charge to the statement of operations of $15,000 for the year ended December 31, 2015.